Other Non-current Assets	12 Months Ended
Dec. 31, 2024
Other Non-Current Assets [Abstract]
OTHER NON-CURRENT ASSETS
8.	OTHER NON-CURRENT ASSETS

Other non-current assets, consisted of the following:

	December 31,
	2023	2024

Private clouds in construction	$12,012	$-
Other cloud infrastructure	-	11,458
	$12,012	$11,458

Other non-current assets primarily consisted of other cloud infrastructure under construction, which was not available for use as of December 31, 2024. Private clouds were completely transferred to computer software in December, 2024.